Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2015
Other commitments and contingencies, concentrations and factors that may affect future operations:
Schedule of Product Warranty Liability

	Yen in millions
	March 31
	2014	2015
Balance at beginning of year	¥2,201	¥3,036
Addition	2,021	1,641
Utilization	(1,080)	(947)
Foreign exchange impact	(106)	252

Balance at end of year	¥3,036	¥3,982